Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 to the Annual Report on Form 20-F of Brazil Potash Corp. (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on March 28, 2025. The Company is filing this Amendment No. 1 solely to file Exhibit 101, which was not included in the Original 20-F, in accordance with Rule 405 of Regulation S-T. Exhibit 101 contains interactive data files in Inline eXtensible Business Reporting Language (XBRL). Except as described above, this Amendment No. 1 does not, and does not purport to, amend, modify, update or restate any information set forth in the Original 20-F, and the Company has not updated disclosures included therein to reflect any events that occurred subsequent to March 28, 2025.
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	BRAZIL POTASH CORP.
Entity Current Reporting Status	Yes
Entity Central Index Key	0001472326
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	38,403,737
Entity Shell Company	false
Entity Emerging Growth Company	true
Title of 12(b) Security	Common shares, no par value
Trading Symbol	GRO
Security Exchange Name	NYSEAMER
Entity File Number	001-42423
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	198 Davenport Road
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5R 1J2
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	MNP LLP
Auditor Firm ID	1930
Auditor Location	Mississauga, Canada
Document Financial Statement Error Correction [Flag]	false
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Matthew Simpson
Entity Address, Address Line One	198 Davenport Road
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5R 1J2
City Area Code	+1
Local Phone Number	(416) 309-2963
Contact Personnel Email Address	info@brazilpotash.com